RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
21.	RELATED PARTY TRANSACTIONS
During the years ended December 31, 2025, 2024 and 2023, the Company entered into the following significant related party transactions:

		Year Ended December 31,
Related companies	Nature of transactions	2025	2024	2023
Transactions with affiliated companies
Melco International and its subsidiaries	Revenues and income (services provided by the Company):
	Shared service fee income for corporate office	$1,770	$1,704	$2,198
	Loan interest income	—	—	1,238
	Costs and expenses (services provided to the Company):
	Management fee expenses (1)	2,036	2,294	2,182
	Trademark license fees (2)	32,671	5,978	—
Irad Imaging and Diagnostic Medical Center Ltd. (“iRad”) (3)	Revenues (services provided by the Company):
	Mall and sales-type lease income	358	—	—
	Costs and expenses (services provided to the Company):
	Purchase of goods and services	174	—	—

(1)
The amount mainly represents management fee expenses for the services provided by the senior management of Melco International and for the operation of the office of
Melco Resorts’ Chief Executive Officer.

(2)
The amount represents the fees to use certain licensed marks granted by Melco International, as licensor, to the Company in the territories as defined in the trademark license agreement with a term of 10 years commenced on January 1, 2024 and the trademark license fees are payable at a percentage of the gross revenues of City of Dreams as agreed from time to time between both parties.

(3)
The Company entered into an operating agreement (the “Studio City Operating Agreement”) with iRad, an affiliated
company of Mr. Lawrence Yau Lung Ho (“Mr. Ho”),
Melco Resorts’
Chief Executive Officer, to grant iRad the right to operate a private hospital focused on imaging and diagnostic medical services at Studio City and to utilize certain medical equipment for the operation of iRad at Studio City (the “Equipment”), for an initial period commencing from October 1, 2025 and ending on November 30, 2034, with an option to renew for two further periods of five years each by mutual agreement. As of December 31, 2025, a security deposit of
MOP
15,652
(equivalent to $
1,953
)

received
f
rom iRad pursuant to the Studio City Operating Agreement, of which MOP
3,679
(equivalent to $
459
) was included in
 accrued
expenses and other current
liabilities
 and MOP
11,973
(equivalent to $
1,494
) was included in

other
long-term
liabilities
in the accompanying consolidated balance sheets.

Other Related Party Transactions
During the year ended December 31, 2025, an aggregate principal amount of
$
1,000
of the 2025 MRF Senior Notes and

$
1,386
of

the 2025 SCF Senior Notes held by an independent director of Melco Resorts, were redeemed at maturity by MRF and SCF, respectively. In September 2025, an independent director of Melco Resorts subscribed an aggregate principal amount of
$
4,000

of

the 2033 MRF Senior Notes through the offering. During the year ended December 31, 2025, an aggregate principal amount of
$200 of

the 2026 MRF Senior Notes held by an executive officer of Melco Resorts was redeemed by MRF for a consideration of
$200.
As of December 31, 2025, Mr. Ho’s controlled entity; an independent director of Melco Resorts; and an executive officer of Melco Resorts held an aggregate principal amount of

$
30,000, $8,500 and $
1,800
senior notes issued by subsidiaries of Melco Resorts, respectively.
During the year ended December 31, 2024, an aggregate principal amount of $
30,000
and $
705
of the 2025 SCF Senior Notes held by Mr.
Ho and an independent director of Melco Resorts
were purchased by SCF for a consideration of $
30,000
and $
705
,
respectively. In April 202
4
, an independent director of Melco Resorts subscribed an aggregate principal amount of $1,000 of the 2032 MRF Senior Notes through the offering. As of December 31, 2024, Mr. Ho’s controlled entity; an independent director of Melco Resorts; and an executive officer of Melco Resorts held an aggregate principal amount of
$
30,000
, $
3,886
and $
1,600
 senior notes issued by subsidiaries of Melco
 Resorts
, respectively.
During the year ended December 31, 2023, a principal amount of $909 of the 2025 SCF Senior Notes held by an independent director of Melco Resorts was purchased by SCF for a consideration of $886.
During the years ended December 31, 2025, 2024 and 2023, total interest expense of $
1,500
, $2,508 and $3,300, in relation to the senior notes issued by a subsidiary of Melco
 Resorts
, were paid or payable to Mr. Ho and his controlled entity, respectively. During the years ended December 31, 2025, 2024 and 2023, total interest expense of $
307
, $486 and $519, in relation to the senior notes issued by subsidiaries of Melco
 Resorts
, were paid or payable to an independent director of Melco
 Resorts
, respectively. During the years ended December 31, 2025 and 2024, total interest expense of $
121
and $25, in relation to the senior notes issued by subsidiaries of Melco
 Resorts
, were paid or payable to an executive officer of
Melco Resorts,
 respectively.

(a)	Receivables from Affiliated Companies
The outstanding balances mainly arising from operating income or prepayment of operating expenses on behalf of the affiliated companies as of December 31, 2025 and 2024 are unsecured, non-interest
bearing and repayable on demand with details as follows:

	December 31,
	2025	2024
Melco International and its subsidiaries and joint venture	$364	$2,357
iRad	450	—
Other	73	65

	$887	$2,422

(b)	Payables to Affiliated Companies
The outstanding balances mainly arising from operating expenses and expenses paid by
affiliated companies on behalf of the Company
as
of December 31, 2025 and 2024, are unsecured,
non-interest
bearing and repayable on demand with details as follows:

	December 31,
	2025	2024
Melco International and its subsidiaries	$669	$39
iRad	50	—

	$719	$39

(c)	Receivables from an Affiliated Company, Non-current
On March 28, 2022, Melco Resorts entered into a facility agreement (the “Facility Agreement”) with Melco International pursuant to which a $250,000 revolving loan facility was granted by Melco Resorts as lender to Melco International as borrower for a period of 12 months after the first utilization date

(the last day of such period being the “Final Repayment Date”). Melco International could request utilization of all or part of the loan from the date of the Facility Agreement until one month prior to the Final Repayment Date for general corporate purposes of Melco International and its subsidiaries (excluding the Company). Principal amounts outstanding under the Facility Agreement bore interest at an annual rate of
11
%,
with outstanding principal amounts and accrued interest payable by Melco International on the Final Repayment Date. On December 30, 2022, Melco Resorts and Melco International agreed to amend the Final Repayment Date to June 30, 2024, subject to certain conditions.
The outstanding principal amount of $200,000 under the Facility Agreement was fully repaid by Melco International on January 18, 2023. The Facility Agreement was terminated on March 10, 2023 following the settlement of the related accrued loan interest under the Facility Agreement due by Melco International to Melco

Resorts
 on the same date.